Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2018	84,104	-	84,104
Additions	4,225	936,958	941,183
At December 31, 2019	88,329	936,958	1,025,287
Additions	-	-	-
At December 31, 2020	88,329	936,958	1,025,287
Additions	108,974	-	108,974
Foreign currency adjustment	(15,913)	(23,553)	(39,466)
At December 31, 2021	181,390	913,405	1,094,795

Accumulated amortization
At December 31, 2018	42,879	-	42,879
Amortization for the year	22,184	225,594	246,626
At December 31, 2019	65,063	225,594	290,657
Amortization for the year	17,223	223,597	240,820
At December 31, 2020	82,286	449,191	531,477
Amortization for the year	30,793	205,580	236,373
At December 31, 2021	113,079	654,771	767,850
Carrying amounts
At December 31, 2019	21,875	708,763	730,560
At December 31, 2020	6,044	475,817	481,861
At December 31, 2021	68,311	258,634	326,945